                                             [LOGO] VANTAGE INVESTMENT ADVISERS

                                             SOCIAL AWARENESS FUND














                                             LINCOLN NATIONAL
                                             SOCIAL AWARENESS FUND, INC.
                                             Annual Report
                                             December 31, 2001

LINCOLN NATIONAL
SOCIAL AWARENESS FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
SOCIAL AWARENESS FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

 Managed by:                       [VANTAGE INVESTMENT ADVISERS LOGO]

The Fund had a return of -9.5% for the fiscal year ended December 31, 2001, while its benchmarks, the Russell 1000 Index* and S&P 500 Index**, returned -12.5% and -11.9%, respectively, for the period. The Fund's outperformance versus that of its benchmark can be attributed to stock selection in the health care, capital goods and finance sectors, although it was partially offset by negative contribution from technology holdings such as Palm and EMC.

The decline in the U.S. equity markets, that began in March 2000, carried over into 2001. The markets continued to fall due to concerns over a slowing U.S. economy, falling corporate profits, and a weak euro. The decline accelerated after the tragic events of September 11, as another element of uncertainty, consumer confidence, was added to the equation. The U.S. equity markets did finish the year strongly, however, this late rally was not enough to bring most indexes positive for the year. For the first time since 1973-1974, many had now posted two consecutive years of negative performance.
The market's resilience in the fourth quarter was driven by a shift in focus toward the potential for future economic recovery. The Federal Reserve cut rates 11 times in 2001, four of which were between September 17 and the end of December, in its attempt to bring about that recovery. The 175 basis points of rate reductions since September helped push equity valuations upwards, as a portion of the record amount of cash observed in money market funds entered the equity markets.

Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets, in the very near term, are slightly ahead of the anticipated pace of economic recovery, we remain committed to our process - blending quantitative screening, fundamental research, and risk control - and envision no wholesale changes to the Fund. We continue to hold positions in defensive issues to weather the likely short-term volatility in the market and also more economically sensitive issues to participate in the anticipated improvement in the overall economy.

J. PAUL DOKAS

GROWTH OF $10,000 INVESTED 1/1/92 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          SOCIAL AWARENESS FUND  S&P 500 INDEX  RUSSELL 1000 INDEX
1/1/92                  $10,000        $10,000             $10,000
12/31/92                $10,380        $10,768             $10,904
12/31/93                $11,765        $11,845             $12,011
12/31/94                $11,787        $12,002             $12,056
12/31/95                $16,836        $16,503             $16,610
12/31/96                $21,708        $20,340             $20,339
12/31/97                $29,855        $27,129             $27,020
12/31/98                $36,793        $34,930             $34,321
12/31/99                $41,319        $42,312             $41,498
12/31/00                $37,677        $38,425             $38,265
12/31/01                $34,279        $33,862             $33,501

This chart illustrates, hypothetically, that $10,000 was invested in the Social Awareness Fund on 1/1/92. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $34,279. For comparison, look at how the S&P 500 Index and the Russell 1000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,862 and $33,501, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------------
One Year                                 - 9.50%
------------------------------------------------
Five Years                       +         9.56%
------------------------------------------------
Ten Years                        +        13.11%
------------------------------------------------

 * Russell 1000 Index - Measures the performance of the largest 1,000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in the above index which is unmanaged.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

The Fund invests predominantly in large-sized companies. Accordingly, the Fund's performance can be compared to the performance of the Russell 1000 Index.

                            SOCIAL AWARENESS FUND 1

LINCOLN NATIONAL
SOCIAL AWARENESS FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

                                          NUMBER       MARKET
COMMON STOCK - 98.97%                     OF SHARES    VALUE

--------------------------------------------------------------------------
BANKING & FINANCE - 14.51%
--------------------------------------------------------------------------
     American Express                         264,200  $         9,429,298
     AmSouth Bancorporation                   179,100            3,384,990
     Bank of America                          299,900           18,878,705
     Bank One                                 173,800            6,786,890
     Capital One Financial                     50,400            2,719,080
     Citigroup                                747,400           37,728,752
     Comerica                                 129,700            7,431,810
     Fannie Mae                               274,000           21,783,000
     Household International                   75,600            4,380,264
     J.P. Morgan Chase & Co.                  326,400           11,864,640
     Mellon Financial                          87,400            3,287,988
     Merrill Lynch                            164,400            8,568,528
     Morgan Stanley Dean Witter               202,800           11,344,632
     Stilwell Financial                       166,500            4,532,130
     SunTrust Banks                            87,200            5,467,440
     U.S. Bancorp                             433,260            9,068,132
     Wachovia                                 116,200            3,644,032
     Washington Mutual                        287,700            9,407,790
     Wells Fargo                              120,400            5,231,380
--------------------------------------------------------------------------
                                                               184,939,481
BASIC INDUSTRY/CAPITAL GOODS - 7.11%
--------------------------------------------------------------------------
  +  American Standard                        100,100            6,829,823
     Beckman Coulter                          155,000            6,866,500
     Boise Cascade                            201,800            6,863,218
     Brunswick                                277,400            6,036,224
  +  Corning                                  413,000            3,683,960
     Emerson Electric                         178,700           10,203,770
     Herman Miller                            167,500            3,963,050
     Ingersoll-Rand                           161,500            6,752,315
     Martin Marietta Materials                123,800            5,769,080
     Newell Rubbermaid                        188,100            5,185,917
     Pentair                                  166,600            6,082,566
     PerkinElmer                              158,000            5,533,160
     Sigma-Aldrich                            147,200            5,801,152
     Tupperware                               250,400            4,820,200
     York International                       162,500            6,196,125
--------------------------------------------------------------------------
                                                                90,587,060
BUSINESS SERVICES - 4.72%
--------------------------------------------------------------------------
  +  Arrow Electronics                        125,600            3,755,440
  +  Cendant                                  447,300            8,771,553
  +  Clear Channel Communications             117,870            6,000,762
     Dow Jones                                 62,200            3,404,206
  +  FedEx                                    188,000            9,753,440
     Fluor                                    144,600            5,408,040
     New York Times                            84,300            3,645,975
     News ADR                                  40,100            1,275,581
     Praxair                                  137,100            7,574,775
  +  Republic Services                        141,800            2,831,746
     ServiceMaster                            565,300            7,801,140
--------------------------------------------------------------------------
                                                                60,222,658
COMPUTERS & TECHNOLOGY - 19.30%
--------------------------------------------------------------------------
     Adobe Systems                            138,600            4,303,530
  +  Altera                                   194,900            4,135,778
  +  AOL Time Warner                          592,950           19,033,695
  +  Applied Materials                        218,900            8,777,890
     AVX                                      178,000            4,199,020
  +  Brocade Communications Systems           116,100            3,845,232
  +  Cadence Design Systems                   235,900            5,170,928
  +  Cisco Systems                            846,100           15,322,871
     Compaq Computer                          953,700            9,308,112
  +  Comverse Technology                      143,700            3,214,569
  +  Crown Castle                             501,300            5,353,884
  +  Dell Computer                            285,200            7,751,736
     Deluxe                                   169,900            7,064,442
  +  EMC                                      565,100            7,594,944
  +  Gemstar-TV Guide International           124,400            3,445,880
     Intel                                    336,900           10,595,505
                                          NUMBER       MARKET
COMPUTERS & TECHNOLOGY (CONT.)            OF SHARES    VALUE

--------------------------------------------------------------------------
  +  Intuit                                   142,900  $         6,110,404
  +  JDS Uniphase                             342,300            2,988,279
     Linear Technology                        100,100            3,907,904
  +  Microchip Technology                      81,300            3,149,562
  +  Micron Technology                        258,700            8,019,700
  +  Microsoft                                598,600           39,669,221
     Nokia ADR                                258,100            6,331,193
  +  Oracle                                   917,200           12,666,532
  +  Palm                                   1,085,638            4,212,275
  +  Peregrine Systems                        271,300            4,023,379
  +  Qualcomm                                  90,600            4,575,300
     Scientific-Atlanta                       253,100            6,059,214
  +  Siebel Systems                           108,200            3,027,436
     Symbol Technologies                      368,600            5,853,368
  +  TriQuint Semiconductor                   262,300            3,215,798
  +  VeriSign                                  50,700            1,928,628
  +  Veritas Software                         124,900            5,598,018
  +  Vishay Intertechnology                   132,500            2,583,750
  +  Xilinx                                    74,500            2,909,225
--------------------------------------------------------------------------
                                                               245,947,202
CONSUMER DURABLE - 1.00%
--------------------------------------------------------------------------
     Delphi Automotive Systems                426,300            5,823,258
     Federal Signal                           311,500            6,937,105
--------------------------------------------------------------------------
                                                                12,760,363
CONSUMER NON-DURABLE - 11.60%
--------------------------------------------------------------------------
  +  BJ's Wholesale Club                       93,500            4,123,350
     Callaway Golf                            229,200            4,389,180
     Circuit City Stores                       72,900            1,891,755
  +  Comcast Special Class A                  270,880            9,751,680
     CVS                                      201,100            5,952,560
     Ecolab                                   194,600            7,832,650
  +  Federated Department Stores              171,800            7,026,620
     General Mills                            151,900            7,900,319
     Heinz (H.J.)                             164,700            6,772,464
     Home Depot                               397,800           20,291,778
     J.C. Penney                               81,600            2,195,040
     Kellogg                                  174,900            5,264,490
  +  Kohl's                                    47,200            3,324,768
  +  Kroger                                   284,000            5,927,080
     May Department Stores                    130,100            4,811,098
     Nordstrom                                235,000            4,754,050
     PepsiCo                                  176,370            8,587,455
  +  Safeway                                  185,000            7,723,750
  +  Saks                                     510,300            4,766,202
     Sears, Roebuck                           203,700            9,704,268
     Target                                    38,200            1,568,110
  +  Toys R Us                                242,200            5,023,228
     Winn-Dixie Stores                        224,100            3,193,425
     Wrigley (Wm.) Jr.                         98,900            5,080,493
--------------------------------------------------------------------------
                                                               147,855,813
CONSUMER PRODUCTS - 2.98%
--------------------------------------------------------------------------
     Avon Products                            162,000            7,533,000
     Clorox                                   160,900            6,363,595
  +  Energizer Holdings                       148,600            2,830,830
     Gillette                                 362,300           12,100,820
     Maytag                                   128,900            3,999,767
     Minnesota Mining & Manufacturing          43,400            5,130,314
--------------------------------------------------------------------------
                                                                37,958,326
CONSUMER SERVICES - 3.62%
--------------------------------------------------------------------------
  +  Adelphia Communications                  223,000            6,953,140
     Avery Dennison                           146,700            8,292,951
  +  Cablevision Systems                       93,500            4,436,575
     McDonald's                               150,000            3,970,500
  +  Metro-Goldwyn-Mayer                      181,300            3,970,470
  +  Viacom Class B                           144,100            6,362,015
     Walt Disney                              587,100           12,164,712
--------------------------------------------------------------------------
                                                                46,150,363
ENERGY - 5.05%
--------------------------------------------------------------------------
     Anadarko Petroleum                       116,200            6,605,970
     Apache                                   187,550            9,354,994
  +  BJ Services                              218,600            7,093,570
     Burlington Resources                     154,100            5,784,914
     Devon Energy                              82,700            3,196,355
     EOG Resources                            176,000            6,883,360
     Equitable Resources                      196,400            6,691,348

                            SOCIAL AWARENESS FUND 2

                                          NUMBER       MARKET
ENERGY (CONT.)                            OF SHARES    VALUE

--------------------------------------------------------------------------
  +  Noble Drilling                           212,800  $         7,243,712
     Questar                                  255,600            6,402,780
  +  Smith International                       95,900            5,142,158
--------------------------------------------------------------------------
                                                                64,399,161
ENVIRONMENTAL SERVICES - 0.19%
--------------------------------------------------------------------------
     Applera-Applied Biosystems Group          62,800            2,466,156
--------------------------------------------------------------------------
                                                                 2,466,156
HEALTHCARE & PHARMACEUTICALS - 14.26%
--------------------------------------------------------------------------
     AmeriSource Bergen Class A                63,779            4,053,155
  +  Amgen                                    136,300            7,692,772
     AstraZeneca ADR                          226,500           10,554,900
     Baxter International                     118,900            6,376,607
     Becton Dickinson                         138,200            4,581,330
     Cardinal Health                          127,507            8,244,603
  +  Caremark RX                              238,000            3,881,780
     Eli Lilly                                456,200           35,829,948
  +  Genentech                                117,100            6,352,675
  +  Guidant                                  108,500            5,403,300
     HCA                                      150,600            5,804,124
  +  Health Management Associates Class
      A                                       242,500            4,462,000
  +  Healthsouth                              342,700            5,078,814
     Hillenbrand Industries                   126,100            6,969,547
     IMS Health                               251,700            4,910,667
  +  IVAX                                     312,175            6,287,205
     McKesson HBOC                            223,900            8,373,860
  +  Medimmune                                113,200            5,246,820
     Medtronic                                137,900            7,061,859
  +  Millennium Pharmaceuticals                87,500            2,144,625
     Novartis ADR                             307,900           11,238,350
     Teleflex                                 174,500            8,255,595
  +  Tenet Healthcare                          85,500            5,020,560
  +  Wellpoint Health Networks                 68,300            7,980,855
--------------------------------------------------------------------------
                                                               181,805,951
INSURANCE - 4.55%
--------------------------------------------------------------------------
     Allstate                                 277,400            9,348,380
     American International Group             191,550           15,209,070
     Cigna                                    102,400            9,487,360
     Fidelity National Financial              219,560            5,445,088
     Hartford Financial Services               32,900            2,067,107
     Jefferson-Pilot                           37,500            1,735,125
     Metlife                                   80,900            2,562,912
     Mony                                     108,900            3,764,673
     Nationwide Financial Services
      Class A                                  81,700            3,387,282
     UnumProvident                            187,700            4,975,927
--------------------------------------------------------------------------
                                                                57,982,924
REAL ESTATE - 3.05%
--------------------------------------------------------------------------
     AMB Property                             129,800            3,374,800
     AvalonBay Communities                     81,400            3,851,034
     Crescent Real Estate Equities             94,800            1,716,828
     Duke Realty                              176,000            4,282,080
     Equity Office Properties Trust           229,400            6,900,352
     Equity Residential Properties            121,400            3,485,394
     Host Marriott                            434,000            3,906,000
     Kimco Realty                             108,900            3,559,941
     ProLogis Trust                           175,600            3,777,156
     Simon Property                           139,100            4,079,803
--------------------------------------------------------------------------
                                                                38,933,388
TELECOMMUNICATIONS - 6.60%
--------------------------------------------------------------------------
  +  AT&T Wireless Services                   345,100            4,959,087
     BellSouth                                399,700           15,248,555
     CenturyTel                                64,900            2,128,720
  +  Nextel Communications                    503,400            5,517,264
     SBC Communications                       586,500           22,973,205
     Sprint                                   492,200            9,883,376
  +  Sprint PCS                               204,100            4,982,081
     Verizon Communications                   267,100           12,676,566
  +  Worldcom                                 408,300            5,748,864
--------------------------------------------------------------------------
                                                                84,117,718
TRANSPORTATION - 0.43%
--------------------------------------------------------------------------
     Tidewater                                161,100            5,461,290
--------------------------------------------------------------------------
                                                                 5,461,290
TOTAL COMMON STOCK
 (Cost $1,212,104,190)                                       1,261,587,854
--------------------------------------------------------------------------

                                          PRINCIPAL    MARKET
                                          AMOUNT       VALUE

--------------------------------------------------------------------------
FEDERAL AGENCY
 (DISCOUNT NOTE) - 0.95%
--------------------------------------------------------------------------

Freddie Mac 1.47% 1/2/02                  $12,085,000  $        12,084,507
--------------------------------------------------------------------------
TOTAL FEDERAL AGENCY
 (Cost $12,084,507)                                             12,084,507
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.92%
 (Cost $1,224,188,697)                                       1,273,672,361
--------------------------------------------------------------------------
Receivables and Other Assets Net of
 Liabilities - 0.08%                                             1,130,915
--------------------------------------------------------------------------
NET ASSETS - 100.00%
--------------------------------------------------------------------------
(Equivalent to $25.810 per share based
 on 49,391,778 shares issued and
 outstanding)                                          $     1,274,803,276
--------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
Common Stock, par value $0.01 per share,
 100,000,000 authorized shares                         $           493,918
Paid in capital in excess of par value
 of shares issued                                            1,273,030,083
Undistributed net investment income                              1,948,532
Accumulated net realized loss on
 investments                                                   (50,152,921)
Net unrealized appreciation of
 investments                                                    49,483,664
--------------------------------------------------------------------------
TOTAL NET ASSETS                                       $     1,274,803,276
--------------------------------------------------------------------------

+ NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001. ADR - AMERICAN DEPOSITARY RECEIPT

See accompanying notes to financial statements.

                            SOCIAL AWARENESS FUND 3

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends                                          $  15,217,515
-----------------------------------------------------------------
 Interest                                                 206,616
-----------------------------------------------------------------
  TOTAL INVESTMENT INCOME                              15,424,131
-----------------------------------------------------------------

EXPENSES:
 Management fees                                        4,581,293
-----------------------------------------------------------------
 Accounting fees                                          480,717
-----------------------------------------------------------------
 Printing and postage                                     124,244
-----------------------------------------------------------------
 Custody fees                                              49,898
-----------------------------------------------------------------
 Professional fees                                         21,564
-----------------------------------------------------------------
 Directors fees                                             3,850
-----------------------------------------------------------------
 Other                                                     99,576
-----------------------------------------------------------------
                                                        5,361,142
-----------------------------------------------------------------
Less:
-----------------------------------------------------------------
 Expenses paid indirectly                                  (9,405)
-----------------------------------------------------------------
 Reimbursement from the Advisor                          (430,868)
-----------------------------------------------------------------
  TOTAL EXPENSES                                        4,920,869
-----------------------------------------------------------------
NET INVESTMENT INCOME                                  10,503,262
-----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investment transactions        (50,152,921)
-----------------------------------------------------------------
  Net change in unrealized
  appreciation/depreciation of investments           (104,054,490)
-----------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS      (154,207,411)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(143,704,149)
-----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED            YEAR ENDED
                                          12/31/01              12/31/00
                                          ------------------------------------------
Changes from operations:
 Net investment income                    $         10,503,262  $         11,005,575
------------------------------------------------------------------------------------
 Net realized gain (loss) on investment
 transactions                                      (50,152,921)          344,706,152
------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation
 of investments                                   (104,054,490)         (498,185,465)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         (143,704,149)         (142,473,738)
------------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net investment income                              (8,554,730)          (11,415,548)
------------------------------------------------------------------------------------
 Net realized gain on investment
 transactions                                     (338,348,979)         (138,910,178)
------------------------------------------------------------------------------------
  Total dividends and distributions to
  shareholders                                    (346,903,709)         (150,325,726)
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                       255,135,266          (143,103,269)
------------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                     (235,472,592)         (435,902,733)
------------------------------------------------------------------------------------
Net Assets, beginning of period                  1,510,275,868         1,946,178,601
------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                 $      1,274,803,276  $      1,510,275,868
------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            SOCIAL AWARENESS FUND 4

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR ENDED DECEMBER 31,
                             2001          2000          1999          1998          1997
                             ------------------------------------------------------------------
Net asset value,
  beginning of period        $   37.208    $   44.292    $   40.283    $   35.657    $   27.316

Income (loss) from
  investment operations:
 Net investment income(1)         0.227         0.267         0.319         0.367         0.364
 Net realized and
   unrealized gain (loss)
   on investments                (2.822)       (3.549)        5.649         6.414         9.447
                             ------------------------------------------------------------------
 Total from investment
   operations                    (2.595)       (3.282)        5.968         6.781         9.811
                             ------------------------------------------------------------------

Less dividends and
  distributions from:
 Net investment income           (0.174)       (0.282)       (0.296)       (0.672)            -
 Net realized gain on
   investment
   transactions                  (8.629)       (3.520)       (1.663)       (1.483)       (1.470)
                             ------------------------------------------------------------------
 Total dividends and
   distributions                 (8.803)       (3.802)       (1.959)       (2.155)       (1.470)
                             ------------------------------------------------------------------
Net asset value, end of
  year                       $   25.810    $   37.208    $   44.292    $   40.283    $   35.657
                             ------------------------------------------------------------------

 Total Return(2)                  (9.50%)       (8.33%)       15.44%        19.89%        37.53%

Ratios and supplemental
  data:
 Ratio of expenses to
   average net assets              0.40%         0.38%         0.38%         0.38%         0.41%
 Ratio of net investment
   income
   to average net assets           0.75%         0.64%         0.79%         1.10%         1.37%
 Portfolio Turnover                  49%           76%           24%           38%           35%
 Net assets, end of
   period (000 omitted)      $1,274,803    $1,510,276    $1,946,179    $1,868,231    $1,255,494

(1) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001, 2000, 1999 and 1998.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the perfomance in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                            SOCIAL AWARENESS FUND 5

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Social Awareness Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies, which adhere to certain specific social criteria.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset arrangements amounted to $9,405.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Vantage Investment Advisors (VIA) (the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. VIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM) and Vantage Investment Advisors, Inc. (Vantage), indirect wholly-owned subsidiaries of LNC, served as the advisor and sub-advisor, respectively, to the Fund under substantially identical terms. Effective January 1, 2001, LIM and Vantage were reorganized and contributed to DMBT.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

                            SOCIAL AWARENESS FUND 6

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed
$68 thousand to the Fund. Subsequent to December 31, 2001, the Fund and the Advisor reached an agreement whereby the Advisor will reimburse an additional $363 thousand to the Fund, and at December 31, 2001, the Fund has accrued a receivable of $363 thousand. In addition, the Advisor has agreed to waive a portion of its fee in the amount of approximately $203 thousand annually, effective January 1, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

At December 31, 2001, the cost of investments for federal income tax purposes was $1,224,689,319. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001, and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation, and the net unrealized appreciation at December 31, 2001 are as follows:

 AGGREGATE       AGGREGATE     GROSS         GROSS          NET
 COST OF         PROCEEDS      UNREALIZED    UNREALIZED     UNREALIZED
 PURCHASES       FROM SALES    APPRECIATION  DEPRECIATION   APPRECIATION
 -----------------------------------------------------------------------
 $ 659,156,388   $743,500,406  $239,809,720  $(190,826,678) $48,983,042

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                                               2001          2000
 ----------------------------------------------------------------------------------------

 Ordinary income                                               $ 21,473,270  $ 51,396,149
 Long-term capital gain                                         325,430,439    98,929,577
                                                               ------------  ------------
 Total                                                         $346,903,709  $150,325,726
                                                               ============  ============

In addition, the Fund declared an ordinary income consent dividend of $6,892,128 in 2000. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2001, the components of net assets on a tax basis were as follows:

 Paid-in capital                 $1,273,524,001
 Undistributed ordinary income        1,948,532
 Capital loss carryforwards         (13,269,541)
 Post-October losses                (36,382,758)
 Unrealized appreciation             48,983,042
                                 --------------
 Net Assets                      $1,274,803,276
                                 ==============

The Fund's capital loss carryforwards may be applied against future capital gains. Such capital loss carryforwards expire in 2009.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                   SHARES ISSUED UPON
                                                   REINVESTMENT OF                                      NET INCREASE (DECREASE)
                           CAPITAL                 DIVIDENDS AND             CAPITAL SHARES             RESULTING FROM CAPITAL
                           SHARES SOLD             DISTRIBUTIONS             REDEEMED                   SHARE TRANSACTIONS
                           ------------------------------------------------------------------------------------------------------
                           SHARES     AMOUNT       SHARES      AMOUNT        SHARES      AMOUNT         SHARES      AMOUNT
                           ------------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:         790,708  $22,726,965  11,934,115  $346,903,709  (3,923,516) $(114,495,408)  8,801,307  $ 255,135,266

Year ended
  December 31, 2000:       1,991,395   81,962,741   3,586,774   150,325,726  (8,927,646)  (375,391,736) (3,349,477)  (143,103,269)

                            SOCIAL AWARENESS FUND 7

6. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

(A)            (B)
LONG-TERM      ORDINARY       TOTAL          (C)
CAPITAL GAINS  INCOME         DISTRIBUTIONS  QUALIFYING(1)
DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)    DIVIDENDS
----------------------------------------------------------
        94%             6%           100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions. Item (C) is based on a percentage of ordinary income of the Fund.

(1)QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                            SOCIAL AWARENESS FUND 8

LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Social Awareness Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Social Awareness Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                            SOCIAL AWARENESS FUND 9

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                    (2)                  (3)                                            (5)            (6)
NAME, ADDRESS AND AGE  POSITION(S) HELD     TERM OF OFFICE        (4)                      NUMBER OF      OTHER DIRECTORSHIPS
                       WITH THE FUND        AND LENGTH OF         PRINCIPAL                PORTFOLIOS IN  HELD BY DIRECTOR
                                            TIME SERVED(2)        OCCUPATION(S)            FUND COMPLEX
                                                                  DURING THE PAST          OVERSEEN BY
                                                                  5 YEARS                  THE DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)  Chairman, President  November 1, 1994 to   Vice President, The           11        Director, Board of
1300 S. Clinton        and Director         present               Lincoln National Life                   Managers, Lincoln National
Street                                                            Insurance Company, Fort                 Variable Annuity Fund A;
Fort Wayne, IN 46802                                              Wayne, Indiana                          Lincoln Retirement
Age 49                                                                                                    Services Company, LLC

Steven M. Kluever(1)   Second Vice          May 6, 1997 to        Second Vice President,        11        None
1300 S. Clinton        President            present               The Lincoln National
Street                                                            Life Insurance, Company
Fort Wayne, IN 46802
Age 39

Eric C. Jones(1)       Second Vice          May 6, 1997 to        Second Vice President,        11        None
1300 S. Clinton        President and Chief  present               The Lincoln National
Street                 Financial Officer                          Life Insurance Company
Fort Wayne, IN 46802
Age 40

Cynthia A. Rose(1)     Secretary            February 14, 1995 to  Secretary Assistant           11        None
1300 S. Clinton                             present               Vice President, The
Street                                                            Lincoln National Life
Fort Wayne, IN 46802                                              Insurance Company
Age 47

John B. Borsch         Director             December 14, 1981 to  Retired; formerly             11        Director, Board of
1776 Sherwood Road                          present               Associate Vice                          Managers, Lincoln National
Des Plaines, IL 60016                                             President, Investments,                 Variable Annuity Fund A;
Age 68                                                            Northwestern                            Lincoln Retirement
                                                                  University, Evanston,                   Services Company, LLC
                                                                  Illinois

Nancy L. Frisby        Director             April 15, 1992 to     Vice President and            11        Director, Board of
DeSoto Memorial                             present               Chief Financial                         Managers, Lincoln National
Hospital                                                          Officer, DeSoto                         Variable Annuity Fund A;
900 N. Robert Avenue                                              Memorial Hospital,                      Lincoln Retirement
Arcadia, FL 34265                                                 Arcadia, Florida                        Services Company, LLC
Age 60

Barbara S. Kowalczyk   Director             November 2, 1993 to   Senior Vice President         11        Lincoln National
Lincoln Financial                           present               and Director, Corporate                 Management Corporation;
Group                                                             Planning and                            Lincoln Financial Group
Centre Square, West                                               Development, Lincoln                    Foundation, Inc.;
Tower                                                             National Corporation,                   Director, Board of
1500 Market St., Ste.                                             Philadelphia,                           Managers, Lincoln National
3900                                                              Pennsylvania (Insurance                 Variable Annuity Fund A
Philadelphia, PA                                                  Holding Company)
19102-2112                                                        Director, Lincoln
Age 50                                                            Life & Annuity Company
                                                                  of New York, Director,
                                                                  Lincoln National (U.K.)
                                                                  PLC (Financial Services
                                                                  Company)

Kenneth G. Stella      Director             February 10, 1998 to  President, Indiana            11        First National Bank;
Indiana Hospital &                          present               Hospital & Health                       Director, Board of
Health Association                                                Association,                            Managers, Lincoln National
1 American Square                                                 Indianapolis, Indiana                   Variable Annuity Fund A
Ste. 1900
Indianapolis, IN
46282
Age 58

Frederick J.           Vice President and   December 29, 2000 to  Vice President and            11        Director of Lincoln
Crawford(1)            Treasurer            present               Treasurer, Lincoln                      National Reinsurance
Lincoln Financial                                                 National Corp.;                         Company (Barbados)
Group                                                             President and Market                    Limited; The Financial
Centre Square, West                                               Manager Greater                         Alternative, Inc.;
Tower                                                             Cincinnati Region Bank                  Financial Alternative
1500 Market St., Ste.                                             One, N.A.; and First                    Resourced, Inc.; Financial
3900                                                              Vice President and                      Choices, Inc.; Financial
Philadelphia, PA                                                  Senior Banker, Division                 Investment
19102-2112                                                        of First Chicago NBD                    Services, Inc.; Financial
Age 37                                                                                                    Investments, Inc.; The
                                                                                                          Financial Resources
                                                                                                          Department, Inc.;
                                                                                                          Investment
                                                                                                          Alternatives, Inc.; The
                                                                                                          Investment Center, Inc.;
                                                                                                          The Investment
                                                                                                          Group, Inc.; Lincoln
                                                                                                          National Financial
                                                                                                          Institutions Group, Inc.;
                                                                                                          Personal Financial
                                                                                                          Resources, Inc.; Personal
                                                                                                          Investment Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([HTTP://WWW.SEC.GOV]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                            SOCIAL AWARENESS FUND 10

                                                           Presorted Standard
                                                               US Postage
                                                                  Paid
                                                               Permit 552
                                                              Hackensack NJ







Lincoln National Life Insurance Co.          Securities offered through, and
(Lincoln Life)                               annuities issued by, The Lincoln
Fort Wayne, IN 46802                         National Life Insurance Company,
800-4LINCOLN (800-454-6265)                  Ft. Wayne, IN. Securities also
www.LincolnLife.com                          distributed by other broker-dealers
                                             with effective selling agreements.
(c) 2002 The Lincoln National Life
Insurance Co.                                Lincoln Financial Group is the
Form 19875A-LN Soc. Aware. 2/02              marketing name for Lincoln National
                                             Corporation and its affiliates.

                                                      February 02 [Recycle Logo]